Employee benefit obligations - Expected total benefit payments (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Later than one year member
Disclosure of defined benefit plans [line items]
Benefit - defined benefit schemes	$ 10,000,000
Total benefit payments	26,000,000
Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Total benefit payments	22,000,000
Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Total benefit payments	21,000,000
Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Total benefit payments	23,000,000
Later than five years [member]
Disclosure of defined benefit plans [line items]
Total benefit payments	23,000,000
Subsequent five years
Disclosure of defined benefit plans [line items]
Benefit - defined benefit schemes	$ 124,000,000